Note 1 - Corporate and Group Information	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	Corporate and group information

Gorilla Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands in May 2001. The Company and its subsidiaries (collectively referred herein as the “Group”) is a global solution provider in Security Intelligence, Network Intelligence, Business Intelligence and IoT technology.

On July 14, 2022, the Company’s shares and warrants commenced trading on The Nasdaq Capital Markets under the ticker symbols “GRRR” and “GRRRW”, respectively.